Vanguard® Massachusetts Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.2%)
Massachusetts (97.0%)
	Acton & Boxborough MA Regional School District GO	2.125%	3/1/43	150	107
	Acton & Boxborough MA Regional School District GO	2.250%	3/1/50	1,250	818
	Andover MA GO	2.000%	9/15/34	1,075	909
	Andover MA GO	2.000%	9/15/35	1,085	900
	Andover MA GO	2.000%	9/15/36	1,085	880
	Andover MA GO	2.000%	9/15/37	1,090	868
	Andover MA GO	2.000%	9/15/39	1,110	837
	Andover MA GO	2.000%	9/15/40	1,115	823
	Andover MA GO	2.000%	9/15/41	1,025	739
	Arlington MA GO	2.000%	9/15/40	2,790	2,051
	Arlington MA GO	2.000%	9/15/41	2,800	2,009
	Ashland MA GO	3.000%	8/1/47	3,180	2,676
	Ashland MA GO	2.250%	5/15/51	1,930	1,237
	Ashland MA GO	3.000%	8/1/52	2,890	2,316
	Athol MA BAN GO	4.500%	1/31/25	1,308	1,312
	Attleboro MA GO	2.625%	10/15/50	3,335	2,352
	Bedford MA GO	3.000%	9/15/30	1,200	1,198
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/30	450	477
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	3.375%	7/15/39	100	96
	Boston MA GO	2.000%	11/1/36	2,250	1,820
	Boston MA GO	2.000%	11/1/37	2,205	1,750
	Boston Water & Sewer Commission Water Revenue	3.000%	11/1/41	3,000	2,648
	Braintree MA GO	1.750%	10/15/32	1,755	1,473
	Braintree MA GO	1.750%	10/15/33	1,600	1,311
	Braintree MA GO	3.000%	6/1/34	1,810	1,743
	Braintree MA GO	1.750%	10/15/34	1,600	1,283
	Braintree MA GO	3.000%	6/1/36	1,790	1,687
	Braintree MA GO	2.000%	10/15/36	2,160	1,753
	Braintree MA GO	3.000%	6/1/37	395	369
	Braintree MA GO	3.375%	6/1/37	120	116
	Braintree MA GO	4.000%	6/1/42	625	632
	Bridgewater MA BAN GO	4.250%	9/23/24	1,600	1,601
	Bristol County MA GO	5.250%	6/1/45	4,405	4,885
	Bristol County MA GO	4.000%	6/1/51	9,485	9,262
	Brockton MA GO	4.000%	8/1/47	4,470	4,398
	Brookline MA GO	3.000%	3/15/34	815	788
	Brookline MA GO	3.000%	3/15/35	3,800	3,647
	Brookline MA GO	2.000%	2/15/39	5,725	4,352
	Brookline MA GO	2.000%	2/15/40	6,645	4,927
	Brookline MA GO	2.000%	2/15/41	6,755	4,896
	Burlington MA GO	2.750%	1/15/41	600	501
	Burlington MA GO	2.750%	1/15/42	620	509
	Burlington MA GO	2.750%	1/15/43	635	513
	Burlington MA GO	2.750%	1/15/44	655	522
	Burlington MA GO	2.750%	1/15/46	1,360	1,053
	Burlington MA GO	2.750%	1/15/50	2,565	1,895
	Canton MA GO	2.500%	3/15/38	150	128
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/31	485	499
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/32	1,520	1,557
	Central Berkshire MA Regional School District GO	3.000%	6/1/32	1,125	1,105
	Central Berkshire MA Regional School District GO	3.000%	6/1/34	1,000	963
	Central Berkshire MA Regional School District GO	3.000%	6/1/35	1,280	1,222
	Central Berkshire MA Regional School District GO	3.000%	6/1/36	1,120	1,056
	Chicopee MA GO	3.000%	8/15/35	380	362
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/29	490	499
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	1,385	1,397
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,250	3,256
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	4,240	4,242
	Commonwealth of Massachusetts GO	5.000%	5/1/30	670	758
[1]	Commonwealth of Massachusetts GO	5.500%	8/1/30	165	189

Vanguard® Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	5.250%	1/1/33	1,340	1,473
Commonwealth of Massachusetts GO	5.000%	4/1/33	3,775	3,961
Commonwealth of Massachusetts GO	5.000%	1/1/34	1,840	1,954
Commonwealth of Massachusetts GO	5.000%	5/1/34	1,000	1,188
Commonwealth of Massachusetts GO	3.000%	3/1/35	1,215	1,167
Commonwealth of Massachusetts GO	3.000%	5/1/35	6,540	6,270
Commonwealth of Massachusetts GO	5.000%	5/1/35	5,000	5,919
Commonwealth of Massachusetts GO	3.000%	7/1/35	230	220
Commonwealth of Massachusetts GO	5.000%	7/1/35	2,500	2,582
Commonwealth of Massachusetts GO	3.000%	9/1/35	13,000	12,331
Commonwealth of Massachusetts GO	3.000%	3/1/36	1,220	1,159
Commonwealth of Massachusetts GO	5.000%	5/1/36	1,650	1,915
Commonwealth of Massachusetts GO	5.000%	5/1/36	3,000	3,529
Commonwealth of Massachusetts GO	5.000%	7/1/36	145	160
Commonwealth of Massachusetts GO	4.000%	11/1/36	5,235	5,412
Commonwealth of Massachusetts GO	4.000%	2/1/37	5,000	5,046
Commonwealth of Massachusetts GO	5.000%	7/1/37	1,315	1,448
Commonwealth of Massachusetts GO	5.000%	11/1/37	5,000	5,846
Commonwealth of Massachusetts GO	5.000%	1/1/38	1,205	1,273
Commonwealth of Massachusetts GO	4.000%	2/1/38	10,000	10,080
Commonwealth of Massachusetts GO	5.000%	7/1/38	4,500	4,944
Commonwealth of Massachusetts GO	3.000%	11/1/38	750	690
Commonwealth of Massachusetts GO	5.000%	11/1/38	1,000	1,161
Commonwealth of Massachusetts GO	5.000%	1/1/39	2,520	2,695
Commonwealth of Massachusetts GO	3.250%	2/1/39	125	118
Commonwealth of Massachusetts GO	5.000%	5/1/39	610	655
Commonwealth of Massachusetts GO	3.000%	7/1/39	8,310	7,553
Commonwealth of Massachusetts GO	3.000%	11/1/39	3,605	3,272
Commonwealth of Massachusetts GO	5.000%	1/1/40	2,300	2,411
Commonwealth of Massachusetts GO	2.000%	3/1/40	5,000	3,738
Commonwealth of Massachusetts GO	5.000%	7/1/40	200	217
Commonwealth of Massachusetts GO	5.000%	8/1/40	16,000	18,221
Commonwealth of Massachusetts GO	3.000%	11/1/40	7,170	6,404
Commonwealth of Massachusetts GO	3.000%	2/1/41	245	216
Commonwealth of Massachusetts GO	3.000%	4/1/41	6,005	5,246
Commonwealth of Massachusetts GO	5.000%	5/1/41	4,500	4,805
Commonwealth of Massachusetts GO	5.000%	7/1/41	2,895	3,144
Commonwealth of Massachusetts GO	3.000%	11/1/41	7,000	6,159
Commonwealth of Massachusetts GO	5.000%	1/1/42	5,550	6,271
Commonwealth of Massachusetts GO	4.000%	2/1/42	9,450	9,526
Commonwealth of Massachusetts GO	2.000%	3/1/42	2,315	1,658
Commonwealth of Massachusetts GO	5.000%	5/1/42	3,200	3,590
Commonwealth of Massachusetts GO	3.000%	11/1/42	300	261
Commonwealth of Massachusetts GO	5.000%	11/1/42	3,705	3,856
Commonwealth of Massachusetts GO	5.000%	1/1/43	11,250	11,729
Commonwealth of Massachusetts GO	2.500%	3/1/43	750	584
Commonwealth of Massachusetts GO	5.000%	5/1/43	3,530	3,745
Commonwealth of Massachusetts GO	5.000%	5/1/43	3,400	3,794
Commonwealth of Massachusetts GO	5.000%	5/1/43	2,125	2,372
Commonwealth of Massachusetts GO	5.000%	5/1/43	3,280	3,698
Commonwealth of Massachusetts GO	5.250%	9/1/43	27,890	29,717
Commonwealth of Massachusetts GO	5.250%	1/1/44	9,705	10,370
Commonwealth of Massachusetts GO	5.000%	5/1/45	9,335	9,865
Commonwealth of Massachusetts GO	5.000%	7/1/45	6,155	6,583
Commonwealth of Massachusetts GO	5.000%	11/1/45	5,865	6,307
Commonwealth of Massachusetts GO	5.000%	1/1/46	4,950	5,140
Commonwealth of Massachusetts GO	5.000%	5/1/46	2,240	2,363
Commonwealth of Massachusetts GO	3.000%	9/1/46	1,515	1,248
Commonwealth of Massachusetts GO	5.000%	11/1/46	3,265	3,575
Commonwealth of Massachusetts GO	3.000%	3/1/47	10,120	8,321
Commonwealth of Massachusetts GO	3.000%	4/1/47	7,500	6,164
Commonwealth of Massachusetts GO	5.250%	4/1/47	35,960	37,318
Commonwealth of Massachusetts GO	5.250%	10/1/47	3,500	3,886
Commonwealth of Massachusetts GO	3.000%	4/1/48	2,685	2,190
Commonwealth of Massachusetts GO	5.000%	5/1/48	6,245	6,829
Commonwealth of Massachusetts GO	3.000%	7/1/48	1,285	1,047
Commonwealth of Massachusetts GO	5.000%	7/1/48	10,000	10,634
Commonwealth of Massachusetts GO	5.000%	9/1/48	1,355	1,413
Commonwealth of Massachusetts GO	5.000%	1/1/49	4,650	4,868
Commonwealth of Massachusetts GO	5.000%	1/1/49	7,500	8,229

Vanguard® Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	3.000%	3/1/49	6,255	5,056
	Commonwealth of Massachusetts GO	3.000%	4/1/49	6,005	4,853
	Commonwealth of Massachusetts GO	5.000%	11/1/49	7,180	7,788
	Commonwealth of Massachusetts GO	2.750%	3/1/50	18,260	13,904
	Commonwealth of Massachusetts GO	2.000%	4/1/50	7,780	4,830
	Commonwealth of Massachusetts GO	5.000%	10/1/50	15,000	16,389
	Commonwealth of Massachusetts GO	5.000%	11/1/50	8,595	9,139
	Commonwealth of Massachusetts GO	2.125%	4/1/51	9,205	5,813
	Commonwealth of Massachusetts GO	5.000%	10/1/52	4,945	5,338
	Commonwealth of Massachusetts GO	5.000%	10/1/52	15,000	16,340
	Commonwealth of Massachusetts GO	5.250%	10/1/52	4,665	5,136
	Commonwealth of Massachusetts GO	5.000%	11/1/52	12,550	13,556
	Commonwealth of Massachusetts GO	5.000%	5/1/53	7,620	8,263
	Commonwealth of Massachusetts GO	5.000%	1/1/54	32,035	34,859
	Commonwealth of Massachusetts GO	5.000%	5/1/54	15,590	17,005
[2]	Commonwealth of Massachusetts Miscellaneous Revenue TOB VRDO	4.120%	9/3/24	3,000	3,000
[3,4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/34	12,115	14,160
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	3.000%	6/1/39	4,545	4,085
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/40	11,235	12,383
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	3,000	3,292
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	6,875	7,522
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/43	665	725
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/42	5,000	5,185
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.250%	6/1/43	4,055	4,298
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/48	2,485	2,585
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement & Accelerated Programs)	5.000%	6/1/49	37,020	39,054
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/41	6,125	6,441
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/50	17,740	19,055
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/52	1,365	1,478
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/53	20,000	21,793
	Dedham MA GO	3.000%	6/1/35	880	847
	Dedham MA GO	3.000%	6/1/36	880	837
	Dennis & Yarmouth Regional School District GO	2.125%	10/1/43	1,105	780
	Dennis & Yarmouth Regional School District GO	2.250%	10/1/46	3,615	2,489
	Easthampton MA GO	3.000%	6/1/37	1,190	1,112
	Easthampton MA GO	3.000%	6/1/38	2,200	2,033
	Easthampton MA GO	3.000%	6/1/39	70	64
[5]	Easton MA GO	5.000%	6/1/37	245	277
	Easton MA GO	2.000%	10/15/37	265	212
[5]	Easton MA GO	5.000%	6/1/38	830	929
	Easton MA GO	2.125%	10/15/38	1,155	911
[5]	Easton MA GO	5.000%	6/1/39	1,015	1,128
	Easton MA GO	2.250%	10/15/40	810	621
[5]	Easton MA GO	4.000%	6/1/41	1,090	1,108
	Easton MA GO	2.250%	10/15/41	615	462
	Easton MA GO	2.500%	10/15/46	2,390	1,729
	Fall River MA GO	3.000%	12/1/36	2,265	2,110
	Fall River MA GO	3.000%	12/1/37	2,335	2,152
	Fall River MA GO	2.500%	12/1/39	100	83
	Fall River MA GO	2.000%	12/1/40	155	114
	Fall River MA GO	2.000%	12/1/43	105	71
	Foxborough MA GO	3.000%	5/15/41	1,590	1,406
	Framingham MA GO	3.000%	12/15/35	900	854
	Framingham MA GO	2.000%	12/15/39	1,215	907
	Framingham MA GO	2.000%	12/15/40	1,235	901
	Framingham MA GO	2.000%	12/15/41	1,245	888
[5]	Gardner MA GO	2.000%	8/1/39	1,230	932
[5]	Gardner MA GO	2.125%	8/1/46	1,160	781
	Gardner MA GO	4.125%	1/15/48	2,930	2,916
	Gloucester MA GO	2.000%	9/15/40	855	635
	Gloucester MA GO	2.125%	9/15/42	885	643
	Gloucester MA GO	2.125%	9/15/43	655	467
	Harvard MA GO	3.000%	8/15/35	1,260	1,211
	Hingham MA GO	2.000%	2/15/40	4,000	2,970
	Lawrence MA GO	2.250%	2/1/38	1,755	1,451
	Lawrence MA GO	3.000%	2/1/49	3,790	3,048

Vanguard® Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lawrence MA GO	4.125%	6/1/51	2,165	2,138
	Lawrence MA GO	4.125%	6/1/52	2,175	2,140
	Leominster MA GO	3.000%	3/1/42	125	107
	Leominster MA GO	3.000%	3/1/52	4,000	3,093
	Lexington MA GO	3.125%	2/1/37	1,000	965
	Lexington MA GO	3.250%	2/1/38	1,410	1,358
	Lexington MA GO	3.625%	2/1/49	450	412
	Lincoln MA GO	3.125%	3/1/37	1,880	1,813
	Lincoln MA GO	3.250%	3/1/40	1,150	1,087
	Lincoln MA GO	3.500%	3/1/44	1,100	1,033
	Littleton MA GO	3.250%	6/15/38	205	198
	Longmeadow MA GO	2.000%	5/15/33	1,390	1,200
	Lowell MA GO	3.000%	9/1/33	2,170	2,100
	Lowell MA GO	3.000%	9/1/34	2,215	2,129
	Lowell MA GO	3.000%	9/1/36	2,100	1,973
	Lowell MA GO	3.000%	9/1/40	1,500	1,345
	Lowell MA GO	4.000%	9/1/40	2,155	2,208
	Lowell MA GO	3.000%	9/1/41	1,545	1,365
	Lowell MA GO	4.000%	9/1/41	2,365	2,403
	Lowell MA GO	2.125%	9/1/42	1,040	755
	Lowell MA GO	4.000%	9/1/42	1,160	1,172
	Lowell MA GO	2.125%	9/1/43	895	637
	Lowell MA GO	4.000%	8/1/47	4,855	4,777
	Ludlow MA GO	3.000%	2/1/49	250	198
	Marblehead MA GO	3.000%	8/1/39	500	456
	Marlborough MA GO	2.000%	5/15/33	1,510	1,307
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	3.125%	7/1/41	1,790	1,600
	Massachusetts Bay Transportation Authority Assessment Indirect Ad Valorem Property Revenue	5.000%	7/1/52	16,825	18,138
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	7,000	6,282
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	4,500	5,210
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	4,755	5,716
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	125	131
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/36	4,110	4,956
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,000	3,504
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	3,000	3,485
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	2,500	2,884
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	1,000	1,146
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	2,580	2,682
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	2,500	2,844
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	600	623
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	4,805	5,377
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,310	2,611
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	2,355	2,621
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	2,315	2,602
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	7,620	7,978
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	1,000	1,113
	Massachusetts Bay Transportation Authority Sales Tax Revenue	2.500%	7/1/46	240	174
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/48	9,450	10,408
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/48	1,900	2,119
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	8,590	8,927
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	10,155	9,838
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/52	10,500	11,742
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	6,985	6,758
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	12,915	14,272
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/54	5,540	6,167
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/39	4,865	5,270
	Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/40	1,635	1,446
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/43	2,400	2,670
[4]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	7,110	6,461
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/27	2,325	2,362
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/33	2,925	2,935
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/37	2,060	2,091
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/40	1,280	1,282
	Massachusetts Development Finance Agency Charter School Aid Revenue	4.000%	11/1/46	2,500	2,470
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/24	185	185
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/24	1,090	1,090
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	265	266
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	750	758
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,340	1,355
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,205	1,217

Vanguard® Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	355	359
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	55	56
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	1,240	1,264
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	564
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,190	1,225
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,160	2,236
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	775	804
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,550	1,608
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	10	10
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/27	1,150	1,169
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	255	268
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	4,540	4,763
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,575	1,652
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,300	1,348
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,220	1,257
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	4,125	4,317
[1]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/29	1,400	1,518
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/29	340	330
	Massachusetts Development Finance Agency College & University Revenue	4.500%	7/1/29	10	10
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	2,120	2,196
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,640	1,737
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	1,820	1,849
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	210	220
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/30	355	342
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	1,500	1,550
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	715	754
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	15	15
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	165	167
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	750	769
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,080	1,129
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	105	114
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	500	515
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/31	370	354
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	455	469
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	10	10
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	1,235	1,286
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	635	650
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	1,500	1,561
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,300	1,338
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	145	150
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	770	807
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/32	965	975
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	5,000	5,109
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	125	130
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	305	317
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	100	104
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,615	1,660
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	770	787
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,265	1,418
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	800	837
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/33	1,225	1,237
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/34	700	718
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,000	2,053
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	1,050	1,096
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,470	2,524
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/34	1,285	1,297
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	2,110	2,181
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/34	670	773
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	1,000	1,035
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	290	297
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	2,170	2,224
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	470	489
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	1,065	1,113
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	735	749
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/35	175	177
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	6,375	6,487
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	570	588
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/35	650	748
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	630	651
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	825	852

Vanguard® Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	4.000%	2/15/36	14,700	16,351
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/36	1,750	1,786
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	3,065	3,135
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	1,160	1,180
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	975	1,012
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	12,265	12,421
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	300	303
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	4,785	4,859
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/36	500	534
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/37	500	515
Massachusetts Development Finance Agency College & University Revenue	5.250%	3/1/37	20	20
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/37	2,230	2,268
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	725	738
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	605	627
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	3,095	2,953
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/37	545	581
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/38	405	417
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	340	351
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	1,255	1,528
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	3,450	3,611
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	2,020	1,907
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/38	1,100	1,166
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/38	760	855
Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/39	450	451
Massachusetts Development Finance Agency College & University Revenue	5.375%	5/15/39	1,585	1,790
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,985	2,834
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	305	290
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	735	738
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	5,460	5,529
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	1,065	1,096
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	1,055	1,276
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	1,700	1,741
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/39	580	610
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/39	1,100	1,229
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/40	170	174
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	3,510	3,041
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/40	535	646
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	30,595	37,129
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/40	2,660	2,675
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	4,790	4,886
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/40	950	1,055
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	4,670	4,286
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/42	300	306
Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	15,355	15,672
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	7,340	7,608
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	250	260
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/43	6,260	6,532
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	2,500	2,532
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	780	785
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/44	4,955	5,033
Massachusetts Development Finance Agency College & University Revenue	5.125%	7/1/44	2,410	2,411
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/45	4,955	4,125
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	4,950	4,965
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	750	754
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,245	3,731
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/46	1,000	1,033
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	1,165	1,176
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/47	665	670
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/48	1,115	1,128
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	9,855	9,905
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	7,780	8,488
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/49	2,000	2,016
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	13,770	11,830
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	4,000	3,228
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	12,385	14,923
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/50	880	746
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	7,420	7,550
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	22,620	27,416
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	880	734
Massachusetts Development Finance Agency College & University Revenue	5.450%	5/15/59	11,130	12,311

Vanguard® Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/59	6,075	6,930
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	10,000	10,429
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/46	4,620	4,139
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	4,530	3,952
	Massachusetts Development Finance Agency College & University Revenue (Williams College Project) PUT	0.450%	7/1/25	3,500	3,400
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/28	14,530	15,704
[2]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	4.300%	9/3/24	19,155	19,155
[7]	Massachusetts Development Finance Agency College & University Revenue VRDO	3.900%	9/3/24	23,400	23,400
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	1/1/25	275	277
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	440	440
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	730	739
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	35	36
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	460	468
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	1,440	1,441
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	575	575
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	518
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,150	1,181
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	100	104
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,520	1,565
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,200	1,251
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	485	501
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	600	601
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,235	2,298
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,885	1,949
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,900	1,948
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,960	4,111
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,630	1,696
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,025	1,026
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,180	1,253
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	320	329
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,400	1,488
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	505	529
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	1,065	1,069
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,485	3,599
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,355	1,428
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,550	1,594
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,370	1,403
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,114
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,071
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,621
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	775	839
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,750	2,883
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	535	560
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	1,000	1,005
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	110	117
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,050	1,104
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,609
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	255	261
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,100	3,202
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,055	1,095
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	150	162
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	465	516
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,860	1,889
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	560	587
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,665	2,790
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	5,395	5,758
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,450	3,565
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,470	2,559
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,350	1,475
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	150	164
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	705	721
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,695	1,748
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	3,890	3,948
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,000	1,115
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	290	304
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	2,870	2,923
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,390	4,672
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,029
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,026
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,120	2,185

Vanguard® Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	770	813
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,495	2,715
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,865	2,951
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,033
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	4,585	4,651
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	600	675
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	6,000	6,167
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,084
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,200	1,233
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,505	2,642
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	14,880	16,899
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	890	908
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	400	419
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	445	451
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	500	508
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	975	1,017
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,690	1,827
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,310	2,369
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,880	1,991
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	650	715
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,410	1,449
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	955	998
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,080	1,095
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	145	148
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,130	1,218
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,501
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	300	329
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	685	699
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	12,640	14,620
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/34	600	626
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	30	30
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,450	3,485
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	5,375	5,627
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	645	659
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	400	438
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	300	312
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,320	2,354
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,000	5,038
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	4,415	4,608
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,071
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,810	1,853
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	405	442
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/36	470	487
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	1,000	1,001
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	10	9
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	230	235
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	255	272
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,190	6,751
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	350	381
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/37	735	760
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/37	1,980	1,798
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	1,000	1,020
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/38	1,995	1,787
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	4,040	4,210
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	275	292
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	2,045	1,803
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/40	2,725	2,753
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	445	434
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	485	473
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	17,650	17,457
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	3,990	3,956
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	1,500	1,512
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	4,710	4,812
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/41	6,690	6,841
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	2,000	1,793
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	1,970	2,196
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/42	970	921
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	525	539
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	5,151
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	7,180	7,397

Vanguard® Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,090	2,315
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	5,750	5,754
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	21,305	19,115
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	3,715	3,728
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	4,830	4,844
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	7,745	7,800
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	12,485	9,803
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,195	2,054
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	3,150	3,169
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	15,865	16,396
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	5,650	4,892
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	8,955	9,763
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	2,410	2,438
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	4,480	4,591
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	6,500	6,661
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	7,080	7,357
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	1,350	1,224
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	1,045	947
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	2,590	2,617
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/53	2,390	2,436
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	3/1/54	2,000	1,933
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	3/1/54	3,635	4,017
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/54	9,630	10,331
[2]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	7,765	7,814
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/31/30	1,565	1,730
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	3.800%	9/3/24	13,195	13,195
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	3.800%	9/3/24	26,600	26,600
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/25	90	92
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/32	500	485
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/33	320	308
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	345	329
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	315	300
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/37	825	765
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	1,015	912
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	840	754
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	2.300%	1/1/42	1,490	1,059
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/42	950	901
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/50	3,450	3,121
[2]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	4.250%	7/1/34	950	967
[2]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/44	5,265	5,489
[2]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/54	6,600	6,770
[2]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Merrimack College Student Housing Project)	5.000%	7/1/60	3,200	3,257
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/33	1,235	1,260
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/48	1,000	1,007
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/48	6,360	6,388
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue (Umass Boston Student Housing Program)	5.000%	10/1/54	8,750	8,778
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	8,633	8,776
[2,7]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.070%	9/6/24	4,200	4,200
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/26	185	190
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/27	200	208
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/28	220	233
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/29	245	262
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/30	255	277
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/31	555	609
[6]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/32	1,630	1,266
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,500	1,533
[6]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/33	3,090	2,304
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,510	1,540
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/34	1,000	1,019
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	2,215	2,290
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/35	1,700	1,728
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/35	1,720	1,775
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	445	446

Vanguard® Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	1/1/42	210	179
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	780	731
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	9/1/51	2,040	1,536
[8]	Massachusetts Development Finance Agency Miscellaneous Revenue	4.250%	7/1/54	3,950	3,806
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/29	1,000	1,009
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/31	500	504
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/32	1,695	1,708
	Massachusetts Development Finance Agency Recreational Revenue	5.000%	7/1/35	1,000	1,014
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	2,955	3,556
[7]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.800%	9/3/24	6,800	6,800
[7]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.800%	9/3/24	800	800
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.100%	9/4/24	17,800	17,800
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	4.010%	9/3/24	7,375	7,375
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/25	2,500	2,522
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/26	31,645	31,919
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/26	620	620
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	6/1/27	2,170	2,183
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	1,650	1,639
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.250%	12/1/32	940	815
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.650%	6/1/33	250	266
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	12/1/33	250	253
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	6/1/34	550	556
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	6/1/34	565	602
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	12/1/34	545	550
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/35	560	564
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	6/1/35	600	640
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/35	1,175	945
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/35	580	585
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	12/1/35	620	663
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/36	125	98
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/36	1,500	1,173
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.150%	12/1/36	355	284
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	12/1/37	600	604
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.600%	12/1/37	625	659
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/37	3,340	3,577
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/38	2,600	2,745
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	6/1/39	3,615	2,809
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/40	500	374
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/41	8,250	6,031
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/42	2,000	2,000
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/42	2,300	2,342
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.150%	12/1/42	6,490	6,898
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/43	1,500	1,530
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.100%	12/1/43	2,500	2,631
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/44	1,000	813
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/44	1,315	1,331
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/46	3,650	2,744
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/47	3,455	3,399
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/47	625	640
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/48	1,995	2,002
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/48	1,220	1,233
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/48	1,500	1,531
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	12/1/49	2,650	2,127
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/49	1,000	837
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/49	9,075	9,193
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/49	1,000	1,008
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/50	2,845	2,967
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	12/1/50	750	501
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	12/1/50	1,750	1,184
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,995	1,964
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	4,435	4,359
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,500	1,922
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	660	665
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	11,485	11,258
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.875%	12/1/51	1,000	720
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	12/1/52	1,540	1,477
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/52	1,240	1,271
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	12/1/52	14,990	15,983
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/53	2,495	2,545
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	12/1/54	7,790	6,210

Vanguard® Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	5,000	4,217
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/54	7,885	7,960
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	12/1/54	2,750	2,816
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	12/1/57	4,445	4,185
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/57	1,840	1,885
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.450%	12/1/58	1,000	970
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/58	4,650	4,681
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/59	10,000	7,668
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/59	8,340	6,643
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/59	2,800	2,869
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	6/1/63	2,350	1,560
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	12/1/64	1,575	1,480
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/64	11,320	11,596
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.100%	6/1/65	3,430	3,537
[9]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	6/1/66	4,540	4,695
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/67	2,400	2,492
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/38	880	915
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/39	600	618
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/40	1,000	1,022
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/41	1,000	1,015
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	5,000	5,308
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	10,690	11,248
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	2,000	1,821
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/39	6,595	7,268
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	8,965	9,489
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/45	120	129
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	24,560	25,850
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	21,175	22,280
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	8,825	6,866
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	7,160	7,604
[6]	Massachusetts State College Building Authority College & University Revenue	0.000%	5/1/25	1,000	979
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/30	730	763
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/31	855	889
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	675	691
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/38	4,350	4,404
[6]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/39	4,725	5,731
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/41	1,280	887
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/42	555	561
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/43	1,335	885
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/46	2,100	1,345
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/51	1,810	1,078
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/34	3,280	3,555
[10]	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/37	2,000	2,223
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/38	1,000	1,158
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	4,000	4,390
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	1,000	1,143
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/41	1,860	2,114
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/42	1,650	1,866
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/43	5,000	5,259
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	220	237
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	5,000	5,329
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/45	5,330	5,717
	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/48	3,850	4,322
	Medford MA GO	3.000%	7/15/32	810	797
	Medford MA GO	3.000%	7/15/33	830	804
	Medford MA GO	3.000%	7/15/34	860	827
	Medford MA GO	3.000%	7/15/35	885	844
	Medford MA GO	3.000%	7/15/36	910	856
	Medford MA GO	2.000%	8/15/41	250	180
	Middleborough MA GO	2.000%	10/1/39	1,450	1,106
	Middleborough MA GO	2.000%	10/1/40	1,450	1,081
	Middleborough MA GO	2.000%	10/1/41	1,450	1,058
	Middleborough MA GO	2.250%	10/1/45	5,800	4,085
	Middleborough MA GO	2.350%	10/1/49	5,050	3,385
	Middleton MA GO	2.000%	12/15/34	3,015	2,528
	Middleton MA GO	2.000%	12/15/35	3,015	2,489
	Middleton MA GO	2.000%	12/15/38	1,520	1,167
	Middleton MA GO	2.125%	12/15/42	2,635	1,901
	Milford MA GO	2.000%	12/1/34	2,650	2,235
	Milford MA GO	2.000%	12/1/35	2,750	2,272

Vanguard® Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Milford MA GO	2.000%	12/1/36	1,400	1,131
	Milford MA GO	2.000%	12/1/40	3,000	2,191
	Milford MA GO	2.250%	12/1/44	6,600	4,658
	Milford MA GO	2.125%	12/1/48	6,200	4,004
	Milford MA GO	2.500%	12/1/51	5,335	3,597
	Minuteman Regional Vocational Technical School District GO	2.500%	1/15/43	20	16
	Montague MA GO	2.375%	2/1/38	140	118
	Nashoba MA Regional School District GO	5.000%	11/1/53	6,010	6,491
	Natick MA GO	2.125%	8/1/38	100	80
	New Bedford MA GO	3.000%	3/1/34	335	323
	New Bedford MA GO	3.000%	3/1/35	395	378
	New Bedford MA GO	2.000%	9/1/35	475	395
	New Bedford MA GO	3.000%	3/1/37	235	220
	New Bedford MA GO	4.000%	9/1/40	1,460	1,492
	New Bedford MA GO	4.000%	9/1/41	1,520	1,542
	New Bedford MA GO	4.000%	9/1/42	1,565	1,580
	New Bedford MA GO	2.250%	9/1/43	825	605
	New Bedford MA GO	3.250%	3/1/44	885	790
	New Bedford MA GO	4.000%	4/1/48	4,820	4,750
	New Bedford MA GO	4.000%	9/1/52	7,500	7,261
	New Bedford MA GO	4.000%	4/1/53	3,955	3,834
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/35	900	957
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/36	935	987
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/37	975	1,024
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/38	1,015	1,059
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/39	1,055	1,088
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/40	1,095	1,117
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/41	1,140	1,149
	Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/42	1,185	1,194
	Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	1,500	1,174
	Norwood MA GO	3.000%	3/15/42	595	519
	Norwood MA GO	4.000%	9/15/42	4,285	4,326
	Norwood MA GO	4.000%	9/15/47	7,000	6,845
	Orange MA GO	3.000%	6/1/36	400	377
	Orange MA GO	3.000%	6/1/51	2,795	2,219
	Peabody MA GO	3.500%	7/1/37	115	113
	Plymouth MA GO	2.000%	5/1/34	1,000	848
	Quincy MA GO	3.000%	7/1/34	200	192
	Quincy MA GO	2.000%	7/1/37	170	136
	Quincy MA GO	2.000%	1/15/46	3,000	1,959
	Quincy MA GO	2.000%	6/1/46	5,155	3,378
	Quincy MA GO	5.000%	6/1/47	7,000	8,390
	Revere MA GO	2.125%	9/1/41	1,860	1,382
	Revere MA GO	2.250%	9/1/43	2,000	1,464
	Rockland MA GO	2.200%	8/1/50	1,840	1,162
	Rowley MA GO	3.500%	7/15/43	1,625	1,522
	Salem MA GO	3.000%	9/15/34	620	596
	Salem MA GO	3.000%	9/15/35	585	557
	Salem MA GO	3.000%	9/15/36	605	568
	Salisbury MA GO	2.000%	8/1/28	400	377
	Saugus MA GO	3.000%	9/15/32	800	787
	Saugus MA GO	3.000%	9/15/33	980	948
	Saugus MA GO	3.000%	9/15/35	135	129
	Saugus MA GO	3.000%	9/15/36	1,500	1,409
	Sharon MA GO	3.125%	2/15/37	155	148
	Somerville MA GO	2.125%	10/15/39	2,670	2,062
	Somerville MA GO	2.000%	6/1/40	1,755	1,295
	Somerville MA GO	2.125%	10/15/40	4,875	3,682
	Somerville MA GO	2.125%	10/15/41	4,980	3,683
	Springfield MA BAN GO	4.500%	5/2/25	3,812	3,845
	Springfield MA GO	2.000%	9/1/34	100	85
	Springfield MA GO	4.000%	3/1/40	1,400	1,428
	Springfield MA GO	4.000%	3/1/41	2,080	2,108
	Springfield MA GO	4.000%	3/1/42	1,155	1,165
[5]	Springfield MA GO	3.500%	3/1/47	210	189
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/32	325	338
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/33	350	363
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/34	400	414
	Stoneham MA GO	2.000%	1/15/34	4,000	3,412
	Stoneham MA GO	2.000%	1/15/35	4,080	3,422

Vanguard® Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stoneham MA GO	2.000%	1/15/36	4,000	3,288
	Stoneham MA GO	2.125%	1/15/37	4,245	3,471
	Stoneham MA GO	2.500%	1/15/52	1,960	1,340
	Stoughton MA GO	3.000%	10/15/32	1,920	1,888
	Stoughton MA GO	3.000%	10/15/35	370	355
	Swampscott MA GO	3.000%	3/1/52	2,500	1,963
	Taunton MA GO	4.000%	3/1/54	1,865	1,804
	Tewksbury MA GO	3.000%	6/1/33	2,720	2,636
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	2,600	2,758
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	1,000	1,075
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/42	9,355	9,817
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	30,295	31,635
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/48	5,555	6,130
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	8,450	8,926
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	21,880	23,222
[2]	University of Massachusetts Building Authority College & University Revenue TOB VRDO	4.120%	9/3/24	1,500	1,500
	Upton MA GO	2.250%	8/15/46	150	103
	Waltham MA GO	2.125%	10/15/38	200	158
	Watertown MA GO	3.375%	4/15/42	100	93
	Webster Town MA GO (State Qualified School Project Loan)	5.000%	12/1/24	355	357
	West Springfield MA GO	4.500%	6/18/25	4,170	4,214
	West Springfield MA GO	2.000%	5/15/37	840	675
	West Springfield MA GO	2.000%	5/15/38	840	659
	West Springfield MA GO	2.000%	5/15/39	835	638
	West Springfield MA GO	2.000%	5/15/40	835	623
	West Springfield MA GO	2.000%	5/15/41	835	610
	West Springfield MA GO	2.125%	5/15/42	705	515
	West Springfield MA GO	2.125%	5/15/43	705	505
	West Springfield MA GO	2.250%	5/15/46	2,115	1,473
	Western Massachusetts Emergency Communications District BAN GO	4.250%	4/25/25	15,513	15,594
	Weymouth MA GO	3.000%	9/15/37	140	130
	Weymouth MA GO	2.000%	9/15/40	505	373
	Weymouth MA GO	2.000%	8/15/41	2,370	1,708
	Weymouth MA GO	2.000%	9/15/45	2,355	1,570
	Weymouth MA GO	2.250%	9/15/50	5,000	3,205
	Worcester MA GO	3.000%	2/1/32	230	227
	Worcester MA GO	3.000%	2/1/33	2,155	2,093
[5]	Worcester MA GO	4.000%	2/1/35	4,325	4,557
[5]	Worcester MA GO	5.000%	2/15/37	2,000	2,238
	Worcester MA GO	2.250%	2/1/40	100	77
[5]	Worcester MA GO	4.000%	2/15/40	2,410	2,465
[5]	Worcester MA GO	2.000%	2/15/43	300	208
[5]	Worcester MA GO	2.500%	2/1/44	4,550	3,469
[5]	Worcester MA GO	2.000%	2/15/44	1,940	1,317
	Worcester MA GO	2.000%	2/1/48	3,140	2,015
	Worcester MA GO	2.000%	2/1/49	3,200	2,020
	Worcester MA GO	2.125%	2/1/50	3,325	2,120
					2,760,717
Guam (0.0%)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	745	747
Puerto Rico (2.2%)
	Commonwealth of Puerto Rico	1.000%	11/1/43	1,631	1,032
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	2,349	2,365
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	5,842	6,083
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,665	2,865
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	3,546	3,926
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	5,836	3,925
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	3,104	3,078
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	2,793	2,754
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	1,000	977
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	420	399
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	86	80
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	528
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	6,450	6,844
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	3,200	3,035
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/42	2,365	2,243
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	377	314
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,065	1,582

Vanguard® Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	813	572
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	5,000	4,938
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	635	629
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,848	1,825
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	11,185	11,229
				61,223
Total Tax-Exempt Municipal Bonds (Cost $2,862,966)				2,822,687
Total Investments (99.2%) (Cost $2,862,966)				2,822,687
Other Assets and Liabilities—Net (0.8%)				23,398
Net Assets (100%)				2,846,085
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, the aggregate value was $103,613,000, representing 3.6% of net assets.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2024.
9	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
10	Securities with a value of $446,000 have been segregated as initial margin for open futures contracts.
BAN—Bond Anticipation Note.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2024	562	61,482	(167)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2024	(114)	(15,041)	217
				50
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard® Massachusetts Tax-Exempt Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,822,687	—	2,822,687
Derivative Financial Instruments
Assets
Futures Contracts[1]	217	—	—	217
Liabilities
Futures Contracts[1]	(167)	—	—	(167)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.